Note 8 - Premises and Equipment - Components of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Premises and equipment	$ 4,236	$ 3,872
Accumulated depreciation	(1,895)	(1,646)
Premises and equipment, net	2,341	2,226
Land and Land Improvements [Member]
Premises and equipment	292	292
Building [Member]
Premises and equipment	1,553	1,695
Leasehold Improvements [Member]
Premises and equipment	564	441
Furniture and Fixtures [Member]
Premises and equipment	$ 1,827	$ 1,444